Document and Entity Information	May 10, 2022
Document And Entity Information [Line Items]
Entity Registrant Name	FNB CORP/PA/
Amendment Flag	false
Entity Central Index Key	0000037808
Document Type	8-K
Document Period End Date	May 10, 2022
Entity Incorporation State Country Code	PA
Entity File Number	001-31940
Entity Tax Identification Number	25-1255406
Entity Address, Address Line One	One North Shore Center
Entity Address, Address Line Two	12 Federal Street
Entity Address, City or Town	Pittsburgh
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15212
City Area Code	(800)
Local Phone Number	555-5455
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	FNB
Security Exchange Name	NYSE
Series E Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares each representing 1/40th interest in a share of Fixed-to-Floating Rate Non-Cumulative Perpetual Preferred Stock, Series E
Trading Symbol	FNBPrE
Security Exchange Name	NYSE